Asset Impairment and Mine Closure Costs (Tables)	12 Months Ended
Dec. 31, 2014
Asset Impairment and Mine Closure Costs [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
The following costs are reflected in "Asset impairment and mine closure costs" in the consolidated statement of operations for the year ended December 31, 2014:

	Reportable Segment
	Australian Metallurgical Mining	Australian Thermal Mining	Powder River Basin Mining	Corporate and Other	Consolidated
	(Dollars in millions)
Asset impairment charges:
Long-lived assets	$66.7	$11.9	$2.7	$68.4	$149.7
Marketable securities	—	—	—	4.7	4.7
Total	$66.7	$11.9	$2.7	$73.1	$154.4
The following costs are reflected in "Asset impairment and mine closure costs" in the consolidated statement of operations for the year ended December 31, 2012:

	Reportable Segment
	Australian Metallurgical Mining	Powder River Basin Mining	Midwestern U.S. Mining	Corporate and Other	Consolidated
	(Dollars in millions)
Charges related to mine closures:
Impairment of long-lived assets	$—	$—	$26.9	$—	$26.9
Acceleration of asset retirement obligations	—	—	7.1	—	7.1
Employee termination benefits	—	—	6.7	—	6.7
Other	—	—	4.3	—	4.3
Other asset impairment charges:
Long-lived assets	806.7	—	—	—	806.7
Marketable securities	—	—	—	35.5	35.5
Cost method investments	—	—	—	39.4	39.4
Other	—	2.4	—	—	2.4
Total	$806.7	$2.4	$45.0	$74.9	$929.0
The following costs are reflected in "Asset impairment and mine closure costs" in the consolidated statement of operations for the year ended December 31, 2013:

	Reportable Segment
	Australian Metallurgical Mining	Corporate and Other	Consolidated
	(Dollars in millions)
Asset impairment charges:
Long-lived assets	$390.8	$72.8	$463.6
Equity method investment	—	43.2	43.2
Marketable securities	—	21.5	21.5
Total	$390.8	$137.5	$528.3